Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Effect of Reinsurance on Premiums Written and Earned
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2014		2013		2012
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$18,914.8	$18,648.4	$17,562.8	$17,317.9	$16,558.8	$16,207.6
Ceded	(260.2)	(249.9)	(223.1)	(214.5)	(186.1)	(189.6)
Net premiums	$18,654.6	$18,398.5	$17,339.7	$17,103.4	$16,372.7	$16,018.0

Prepaid Reinsurance Premiums and Reinsurance Recoverables
Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
($ in millions)	2014		2013		2014		2013
MCCA	$32.8	38%	$29.5	40%	$1,018.8	83%	$875.9	80%
CAIP	26.5	31	21.1	28	110.1	9	79.3	7
NCRF	21.9	26	20.5	27	51.1	4	50.1	5
State Plans	81.2	95	71.1	95	1,180.0	96	1,005.3	92
Non-State Plans	4.1	5	3.8	5	51.9	4	84.9	8
Total	$85.3	100%	$74.9	100%	$1,231.9	100%	$1,090.2	100%